Item 1. Schedule of Investments

T. ROWE PRICE GROWTH STOCK FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 97.1%

CONSUMER DISCRETIONARY 16.4%
Diversified Consumer Services 1.2%
Apollo Group, Class A *	2,172,000	144,199
		144,199
Hotels, Restaurants & Leisure 2.9%
Carnival	2,806,900	140,289
International Game Technology	2,965,000	80,055
MGM Mirage *	548,146	23,993
Wynn Resorts *	1,935,000	87,365
		331,702
Household Durables 0.6%
Harman International	675,000	69,032
		69,032
Internet & Catalog Retail 0.4%
eBay *	665,000	27,398
Expedia *	734,600	14,552
		41,950
Media 5.7%
Comcast, Class A *	3,140,000	90,369
Discovery Holdings, Series A *	1,516,740	21,902
Liberty Media, Class A *	14,167,400	114,047
News Corp., Class A	7,543,000	117,595
Rogers Communications, Class B	2,066,200	81,512
Scripps, Class A	965,000	48,221
Time Warner	4,690,000	84,936
Univision Communications, Class A *	3,671,800	97,413
		655,995
Multiline Retail 2.4%
Kohl's *	3,163,000	158,720
Target	2,355,000	122,295
		281,015
Specialty Retail 2.6%
Best Buy	1,925,250	83,806
Home Depot	3,283,900	125,248
Inditex (EUR)	1,340,000	39,457
PETsMART	2,376,600	51,763
		300,274
Textiles, Apparel, & Luxury Goods 0.6%
Nike, Class B	850,000	69,428
		69,428
Total Consumer Discretionary		1,893,595

CONSUMER STAPLES 5.7%
Beverages 0.8%
Coca-Cola	910,900	39,342
PepsiCo	813,100	46,111
		85,453
Food & Staples Retailing 3.8%
Sysco	1,913,000	60,011
Walgreen	1,789,000	77,732
Wal-Mart	5,554,600	243,402
Wal-Mart de Mexico, Series V (MXN)	5,135,000	26,051
Wal-Mart de Mexico ADR	590,000	29,993
		437,189
Personal Products 1.1%
Gillette	2,200,000	128,040
		128,040
Total Consumer Staples		650,682

ENERGY 5.6%
Energy Equipment & Services 2.6%
Baker Hughes	2,310,000	137,861
Schlumberger	1,965,000	165,806
		303,667
Oil, Gas & Consumable Fuels 3.0%
ExxonMobil	2,114,374	134,347
Murphy Oil	700,000	34,909
Total (EUR)	623,000	170,601
		339,857
Total Energy		643,524

FINANCIALS 18.8%
Capital Markets 7.8%
AmeriTrade *	2,263,000	48,609
Charles Schwab	6,379,400	92,055
Franklin Resources	775,000	65,069
Goldman Sachs	423,100	51,440
Legg Mason	430,000	47,167
Merrill Lynch	1,825,000	111,964
Northern Trust	2,365,000	119,551
State Street	3,602,000	176,210
UBS (CHF)	2,250,000	192,009
		904,074
Commercial Banks 0.8%
Anglo Irish Bank (EUR)	6,720,000	91,807
		91,807
Consumer Finance 2.7%
American Express	2,984,300	171,418
SLM Corporation	2,595,000	139,196
		310,614
Diversified Financial Services 2.8%
Citigroup	6,954,800	316,582
		316,582
Insurance 4.3%
ACE Limited	450,000	21,182
American International Group	4,159,200	257,704
Genworth Financial, Class A	1,500,000	48,360
Hartford Financial Services	1,506,100	116,226
Marsh & McLennan	1,675,000	50,903
		494,375
Thrifts & Mortgage Finance 0.4%
Countrywide Credit	1,440,000	47,491
		47,491
Total Financials		2,164,943

HEALTH CARE 15.0%
Biotechnology 3.2%
Amgen *	2,330,000	185,631
Genentech *	975,400	82,139
Gilead Sciences *	2,059,400	100,416
		368,186
Health Care Equipment & Supplies 2.7%
Biomet	2,285,000	79,312
Medtronic	2,089,600	112,044
St. Jude Medical *	810,000	37,908
Stryker	1,282,000	63,369
Zimmer Holdings *	340,000	23,423
		316,056
Health Care Providers & Services 5.5%
Caremark RX *	1,700,000	84,881
Quest Diagnostics	850,000	42,959
UnitedHealth Group	5,285,000	297,017
WellPoint *	2,735,000	207,368
		632,225
Pharmaceuticals 3.6%
Johnson & Johnson	1,418,500	89,763
Novartis (CHF)	2,115,000	107,719
Pfizer	3,720,300	92,896
Roche Holding (CHF)	410,000	57,190
Sepracor *	750,000	44,242
Teva Pharmaceutical ADR	730,000	24,397
		416,207
Total Health Care		1,732,674

INDUSTRIALS & BUSINESS SERVICES 7.5%
Air Freight & Logistics 0.1%
UPS, Class B	200,000	13,826
		13,826
Commercial Services & Supplies 1.1%
Cendant	6,001,000	123,861
		123,861
Industrial Conglomerates 3.8%
GE	11,025,600	371,232
Tyco International	2,675,000	74,499
		445,731
Machinery 2.5%
Danaher	3,787,000	203,854
Deere	1,345,000	82,314
		286,168
Total Industrials & Business Services		869,586

INFORMATION TECHNOLOGY 22.7%
Communications Equipment 3.6%
Cisco Systems *	2,225,900	39,911
Corning *	7,560,000	146,135
Juniper Networks *	2,830,700	67,342
Nokia (EUR)	4,200,000	70,597
QUALCOMM	1,971,600	88,229
Research In Motion *	92,681	6,339
		418,553
Computers & Peripherals 2.7%
Dell *	6,633,100	226,852
EMC *	6,595,000	85,339
		312,191
Internet Software & Services 1.8%
Google, Class A *	312,500	98,894
Yahoo! *	3,124,700	105,740
		204,634
IT Services 4.8%
Accenture, Class A *	7,160,000	182,294
Affiliated Computer Services, Class A *	1,346,400	73,514
Automatic Data Processing	2,785,000	119,866
First Data	2,073,700	82,948
Fiserv *	1,600,000	73,392
Infosys Technologies (INR)	300,000	17,161
		549,175
Semiconductor & Semiconductor Equipment 5.3%
Analog Devices	3,894,600	144,645
ASM Lithography (EUR) *	1,240,000	20,424
Intel	6,371,300	157,053
Marvell Technology Group *	1,485,000	68,473
Maxim Integrated Products	1,543,600	65,835
Samsung Electronics (KRW)	118,100	66,612
Xilinx	3,261,300	90,827
		613,869
Software 4.5%
Electronic Arts *	440,000	25,031
Mercury Interactive *	880,000	34,848
Microsoft	13,490,000	347,098
Oracle *	9,193,700	113,910
		520,887
Total Information Technology		2,619,309

MATERIALS 1.8%
Chemicals 0.8%
Monsanto	1,580,000	99,145
		99,145
Metals & Mining 1.0%
BHP Billiton (AUD)	6,540,000	111,217
		111,217
Total Materials		210,362

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 0.6%
Telus (CAD)	592,900	24,774
Telus (Non-voting shares)	1,120,000	45,629
		70,403
Wireless Telecommunication Services 3.0%
America Movil ADR, Series L	3,600,000	94,752
Bharti Televentures (INR) *	3,150,000	25,273
Crown Castle International *	3,400,000	83,742
Sprint Nextel	3,946,398	93,845
Vodafone (GBP)	16,050,000	41,889
		339,501
Total Telecommunication Services		409,904
Total Common Stocks (Cost $9,157,054)		11,194,579

SHORT-TERM INVESTMENTS 2.3%
Money Market Fund 2.3%
T. Rowe Price Reserve Investment Fund, 3.79% #†	262,125,351	262,125
Total Short-Term Investments (Cost $262,125)		262,125

Total Investments in Securities
99.4% of Net Assets (Cost $9,419,179)		$11,456,704

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3.
ADR	American Depository Receipts
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
EUR	Euro
GBP	British pound
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $9,419,179,000. Net unrealized gain aggregated $2,037,449,000 at period-end, of which $2,146,943,000 related to appreciated investments and $109,494,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $6,010,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $262,125,000 and $233,431,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005